Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Inventory
Schedule of inventory

	March 31,	December 31,
	2026	2025
Raw materials	$475	$2,478
Work in progress	3,477	1,187
Total	$3,952	$3,665

	2025	2024
Raw materials	$2,478	$2,118
Work in progress	1,187	455
Total	$3,665	$2,573